Share-based payments - Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares $ / shares	Dec. 31, 2016 CAD ($) shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	10,242,162	9,666,904
Granted (in shares) | shares	3,043,448	2,968,062
Exercised (in shares) | shares	(2,555,863)	(2,236,891)
Forfeited (in shares) | shares	(239,498)	(155,913)
Outstanding, ending balance (in shares) | shares	10,490,249	10,242,162
Exercisable at December 31 (in shares) | shares	2,013,983	1,786,251
Weighted average exercise price of share options outstanding, beginning balance (CAD per share) | $	$ 52	$ 48
Weighted average exercise price of share options granted (CAD per share) | $	59	58
Weighted average exercise price of share options exercised (CAD per share) | $	45	44
Weighted average exercise price of share options forfeited (CAD per share) | $	58	52
Weighted average exercise price of share options outstanding, ending balance (CAD per share) | $	55	52
Weighted average exercise price of share options exercisable at December 31 (CAD per share) | $	$ 45	$ 42
Weighted average share price, share options exercised (CAD per share) | $ / shares	$ 60	$ 59